SCHEDULE OF OTHER CURRENT RECEIVABLES (Details) (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Research and development expense	$ 11,587	$ 11,534	$ 10,170
European Horizon2020 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Award received	87
Grant receivable	134
Research and development expense	$ 100	$ 395